Supplement to the

Fidelity® Capital Appreciation Fund Class K (FCAKX), Fidelity Disciplined Equity Fund Class K (FDEKX), Fidelity Stock Selector Class K (FSSKX), and Fidelity Value Fund Class K (FVLKX)

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective July 1, 2010, Fidelity Stock Selector will be renamed Fidelity Stock Selector All Cap Fund.

JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Stock Selector All Cap Fund.

Effective May 1, 2010, Richard Fentin and Matthew Friedman serve as lead co-managers of Fidelity Value Fund. Mr. Friedman will receive compensation for his services.

Effective June 7, 2010, Shadman Riaz, Steve Barwikowski, John Mirshekari, Laurie Bertner, and Justin Bennett are co-managers of Fidelity Value Fund and will receive compensation for their services. Information with respect to their compensation, holdings, and accounts managed will be provided in a supplement to this SAI once available.

Effective July 31, 2010, Richard Fentin no longer serves as lead co-manager of Fidelity Value Fund. All information with respect to Richard Fentin is no longer applicable.

The following information supplements similar information found in the "Management Contracts" section on page 32.

Matthew Friedman is the lead co-manager of Fidelity Value Fund and receives compensation for his services. Effective June 7, 2010, Steve Barwikowski, Justin Bennett, Laurie Bertner, John Mirshekari and Shadman Riaz are co-managers of Fidelity Value Fund and each receives compensation for his or her services. Information with respect to Mr. Barwikowski's, Mr. Bennett's, Ms. Bertner's, Mr. Mirshekari's and Mr. Riaz's holdings and other accounts managed will be updated in a supplement to this SAI. As of May 31, 2010 (June 30, 2010 for Mr. Barwikowski, Mr. Bennett, Ms. Bertner, Mr. Mirshekari and Mr. Riaz), portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Friedman's and Mr. Riaz's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's (except Mr. Barwikowski's, Mr. Bennett's, Ms. Bertner's and Mr. Mirshekari's) bonus are based on the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Value Fund is based on the pre-tax investment performance of the fund measured against the Russell Midcap® Value Index, and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar® Mid Cap Value Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the benchmark index identified below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Manager	Indexes
Matthew Friedman	Russell Midcap Value Consumer Discretionary Index, Russell Midcap Value Consumer Staples Index
Shadman Riaz	Russell Midcap Value Energy Index, Russell Midcap Value Materials Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Friedman as of May 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 12,471	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 9,284	none	none

* Includes assets of Fidelity Value Fund managed by Mr. Friedman ($8,271 (in millions) assets managed with performance-based advisory fees).

As of May 31, 2010, the dollar range of shares of Fidelity Value Fund beneficially owned by Mr. Friedman was $500,001 - $1,000,000.

Mr. Barwikowski, Mr. Bennett, Ms. Bertner, Mr. Mirshekari are research analysts and are co-managers of Fidelity Value Fund and each receives compensation for his or her services as a research analyst and as a portfolio manager under a single compensation plan. As of June 30, 2010, each portfolio manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Barwikowski's, Mr. Bennett's, Ms. Bertner's and Mr. Mirshekari's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of each portfolio manager's (except Mr. Friedman's and Mr. Riaz's) bonus relates to his or her performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and within a defined peer group, if applicable, assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (for Mr. Barwikowski, Mr. Bennett and Mr. Mirshekari only) (iii) the investment performance of other FMR equity funds and accounts within the research analyst's designated team. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with each portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years and rolling periods of up to three years for the comparison to a peer group. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Value Fund is based on the pre-tax investment performance of the fund measured against the Russell Midcap Value Index, and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Mid Cap Value Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he or she manages measured against the benchmark index identified below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Manager	Index(es)
Steve Barwikowski	Russell Midcap Value Information Technology Index, Russell Midcap Value Telecom Services Index
Justin Bennett	Russell Midcap Value Financials Index
Laurie Bertner	Russell Midcap Value Healthcare Index
John Mirshekari	Russell Midcap Value Industrials Index, Russell Midcap Value Utilities Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay and bonus opportunity tend to increase with a portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his or her responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

K-COM10B-10-03  July 2, 2010
1.881208.103

Supplement to the

Capital Appreciation (FDCAX), Disciplined Equity (FDEQX), Fidelity® Focused Stock Fund (FTQGX), Small Cap Independence (FDSCX), Stock Selector (FDSSX), and Value (FDVLX)

Capital Appreciation is a Class of shares of Fidelity Capital Appreciation Fund; Disciplined Equity is a Class of shares of Fidelity Disciplined Equity Fund; Small Cap Independence is a Class of shares of Fidelity Small Cap Independence Fund; Stock Selector is a Class of shares of Fidelity Stock Selector, and Value is a Class of shares of Fidelity Value Fund

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective on July 1, 2010, Fidelity Stock Selector will be renamed Fidelity Stock Selector All Cap Fund.

JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Stock Selector All Cap Fund.

Effective on September 1, 2010, Fidelity Small Cap Independence Fund will be renamed Fidelity Stock Selector Small Cap Fund.

Effective May 1, 2010, Richard Fentin and Matthew Friedman serve as lead co-managers of Fidelity Value Fund. Mr. Friedman will receive compensation for his services.

Effective June 7, 2010, Shadman Riaz, Steve Barwikowski, John Mirshekari, Laurie Bertner, and Justin Bennett are co-managers of Fidelity Value Fund and will receive compensation for their services. Information with respect to their compensation, holdings, and accounts managed will be provided in a supplement to this SAI once available.

Effective July 31, 2010, Richard Fentin no longer serves as lead co-manager of Fidelity Value Fund. All information with respect to Richard Fentin is no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 36.

Matthew Friedman is the lead co-manager of Fidelity Value Fund and receives compensation for his services. Effective June 7, 2010, Steve Barwikowski, Justin Bennett, Laurie Bertner, John Mirshekari and Shadman Riaz are co-managers of Fidelity Value Fund and each receives compensation for his or her services. Information with respect to Mr. Barwikowski's, Mr. Bennett's, Ms. Bertner's, Mr. Mirshekari's and Mr. Riaz's holdings and other accounts managed will be updated in a supplement to this SAI. As of May 31, 2010 (June 30, 2010 for Mr. Barwikowski, Mr. Bennett, Ms. Bertner, Mr. Mirshekari and Mr. Riaz), portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Friedman's and Mr. Riaz's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's (except Mr. Barwikowski's, Mr. Bennett's, Ms. Bertner's and Mr. Mirshekari's) bonus are based on the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Value Fund is based on the pre-tax investment performance of the fund measured against the Russell Midcap Value Index, and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Mid Cap Value Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the benchmark index identified below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Manager	Indexes
Matthew Friedman	Russell Midcap Value Consumer Discretionary Index, Russell Midcap Value Consumer Staples Index
Shadman Riaz	Russell Midcap Value Energy Index, Russell Midcap Value Materials Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Friedman as of May 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 12,471	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 9,284	none	none

* Includes assets of Fidelity Value Fund managed by Mr. Friedman ($8,271 (in millions) assets managed with performance-based advisory fees).

As of May 31, 2010, the dollar range of shares of Fidelity Value Fund beneficially owned by Mr. Friedman was $500,001 - $1,000,000.

Mr. Barwikowski, Mr. Bennett, Ms. Bertner, Mr. Mirshekari are research analysts and are co-managers of Fidelity Value Fund and each receives compensation for his or her services as a research analyst and as a portfolio manager under a single compensation plan. As of June 30, 2010, each portfolio manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Barwikowski's, Mr. Bennett's, Ms. Bertner's and Mr. Mirshekari's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of each portfolio manager's (except Mr. Friedman's and Mr. Riaz's) bonus relates to his or her performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and within a defined peer group, if applicable, assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (for Mr. Barwikowski, Mr. Bennett and Mr. Mirshekari only) (iii) the investment performance of other FMR equity funds and accounts within the research analyst's designated team. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with each portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years and rolling periods of up to three years for the comparison to a peer group. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Value Fund is based on the pre-tax investment performance of the fund measured against the Russell Midcap Value Index, and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Mid Cap Value Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he or she manages measured against the benchmark index identified below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Manager	Index(es)
Steve Barwikowski	Russell Midcap Value Information Technology Index, Russell Midcap Value Telecom Services Index
Justin Bennett	Russell Midcap Value Financials Index
Laurie Bertner	Russell Midcap Value Healthcare Index
John Mirshekari	Russell Midcap Value Industrials Index, Russell Midcap Value Utilities Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay and bonus opportunity tend to increase with a portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his or her responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

FCTB-10-03  July 2, 2010
1.803895.111